Commitments and Contingencies - Minimum Patent Royalties Payable (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2025	$ 1,225
2026	825
2027	825
2028	825
2029	825
Thereafter	9,075
Total	$ 13,600